Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
PGIM JENNISON VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Accumulated Value	$ 9,450.05		$ 9,507.41	$ 10,976.99	$ 12,355.75	$ 12,266.08	$ 12,383.96	$ 16,814.61	$ 15,493.88	$ 17,266.51	$ 21,686.66	$ 24,142.32
PGIM JENNISON VALUE FUND CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Accumulated Value	9,999.99		9,985.72	11,451.36	12,785.37	12,571.06	12,540.76	16,801.62	15,319.85	16,894.69	20,998.25	23,154.83
PGIM JENNISON VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000.00		10,038.48	11,567.85	12,962.47	12,819.78	12,893.90	17,439.41	16,026.96	17,806.01	22,297.51	24,747.78
PGIM JENNISON VALUE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000.01		10,088.26	11,687.73	13,189.93	13,129.73	13,295.34	18,093.26	16,722.73	18,698.09	23,543.45	26,280.94
PGIM JENNISON VALUE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	9,999.99		10,103.98	11,723.01	13,237.88	13,196.98	13,378.27	18,231.56	16,867.32	18,881.80	23,810.07	26,600.74
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,255.300465116434	13,082.494521144356	15,654.718383631005	16,112.080878868375	19,646.544132832725	25,769.525305486361	22,876.223441709368	26,523.7262739465	33,721.036787450976	39,075.803727351486
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,292.254284603549	$ 12,599.619084215556	$ 14,170.683946669284	$ 14,258.129548476363	$ 14,377.943638824276	$ 19,617.972243905642	$ 18,396.718415660089	$ 19,977.745530088996	$ 24,202.955544125925	$ 26,460.531615566648